T. ROWE PRICE Retirement 2065 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0 .8%
T. Rowe Price Funds:
New Income Fund  659 1,463 304 229,793 1,820
U.S. Treasury Long-Term Index
Fund  437 1,100 70 186,312 1,395
Limited Duration Inflation
Focused Bond Fund  5 787 5 171,535 787
International Bond Fund (USD
Hedged)  236 395 40 71,670 602
Dynamic Global Bond Fund  160 275 31 48,785 378
Total Bond Mutual Funds (Cost $ 5,231 ) 4,982
EQUITY MUTUAL FUNDS 98 .5%
T. Rowe Price Funds:
Growth Stock Fund  25,172 68,075 7,022 1,096,725 105,812
Value Fund  23,406 74,112 4,016 2,321,775 103,319
U.S. Large-Cap Core Fund  8,303 50,971 1,877 1,743,156 68,000
Equity Index 500 Fund  15,453 45,034 4,599 497,077 66,752
Overseas Stock Fund  12,403 37,943 1,733 4,089,140 51,850
International Value Equity Fund  10,581 32,999 1,579 2,795,814 45,264
International Stock Fund  10,493 31,527 1,472 2,250,862 43,667
Real Assets Fund  6,592 34,562 1,384 2,926,412 39,799
Mid-Cap Growth Fund  5,664 18,872 828 242,801 25,924
Mid-Cap Value Fund  5,101 17,314 821 713,154 23,356
Emerging Markets Discovery
Stock Fund  4,748 14,415 1,251 1,404,458 18,441
Small-Cap Stock Fund  3,724 12,443 567 282,601 16,832
Emerging Markets Stock Fund  3,677 12,271 577 436,999 14,928
Small-Cap Value Fund  3,095 10,827 493 269,495 13,971
New Horizons Fund (2) 2,474 7,914 397 186,848 11,173
U.S. Equity Research Fund  5,542 3,371 5,276 90,746 4,564
Total Equity Mutual Funds (Cost $ 592,748 ) 653,652
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  10 5,804 5,758 568 57
Total Other Mutual Funds (Cost $ 56 ) 57

T. ROWE PRICE Retirement 2065 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0 .8%
Money Market Funds 0.8%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 3,555 13,274 11,602 5,227,390 5,227
Total Short-Term Investments (Cost $ 5,227 ) 5,227
Total Investments in Securities 100.1%
(Cost $603,262) $ 663,918
Other Assets Less Liabilities (0.1)% (408)
Net Assets 100.0% $ 663,510
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2065 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (26) $ —
Emerging Markets Discovery Stock Fund  (91) 529 240
Emerging Markets Stock Fund  (14) (443) 127
Equity Index 500 Fund  137 10,864 226
Growth Stock Fund  568 19,587 119
International Bond Fund (USD Hedged)  (2) 11 1
International Stock Fund  63 3,119 255
International Value Equity Fund  96 3,263 519
Limited Duration Inflation Focused Bond Fund  — — 2
Mid-Cap Growth Fund  503 2,216 60
Mid-Cap Value Fund  438 1,762 135
New Horizons Fund  (6) 1,182 —
New Income Fund  (31) 2 28
Overseas Stock Fund  84 3,237 476
Real Assets Fund  2 29 304
Small-Cap Stock Fund  183 1,232 54
Small-Cap Value Fund  111 542 62
Transition Fund  (34) 1 5
U.S. Equity Research Fund  382 927 33
U.S. Large-Cap Core Fund  107 10,603 194
U.S. Treasury Long-Term Index Fund  (4) (72) 17
Value Fund  405 9,817 636
U.S. Treasury Money Fund, 5.40% — — 109
Totals $ 2,896 # $ 68,382 $ 3,602 +
# Capital gain distributions from underlying Price funds represented $2,791 of the net realized gain (loss).
+ Investment income comprised $3,602 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2065 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2065 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2065 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2065 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 29, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Retirement 2065 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1307-054Q3 02/24